SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 1,026	$ 1,455	$ 351
Share based payments	1,815	515	41
Total	$ 2,841	$ 1,970	$ 392